Consolidated Schedule of Investments
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–87.01%(b)(c)
Aerospace & Defense–1.58%
Brown Group Holding LLC (Signature Aviation US Holdings, Inc.), Incremental Term Loan B-2 (1 mo. Term SOFR + 2.75%)	6.67%	07/01/2031	$1,708	$1,718,422
Element Materials Technology Group US Holdings, Inc. (EM Midco 2 US LLC), Term Loan (3 mo. Term SOFR + 4.25%)	7.68%	07/06/2029	2,463	2,485,560
Gogo Intermediate Holdings LLC, Term Loan (1 mo. Term SOFR + 3.75%)	7.78%	04/30/2028	3,260	3,181,077
KKR Apple Bidco LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.42%	09/22/2028	5,983	6,016,117
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.75%)	7.69%	02/01/2028	5,157	4,539,311
Propulsion (BC) Newco LLC (aka ITP Aero)
Term Loan (3 mo. Term SOFR + 2.75%)	6.74%	09/14/2029	4,268	4,293,899
Term Loan(d)	–	11/30/2032	4,608	4,635,249
Rand Parent LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	7.00%	03/18/2030	7,816	7,836,417
				34,706,052
Air Transport–1.06%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.)
Term Loan B (3 mo. Term SOFR + 2.25%)	6.13%	04/20/2028	13,346	13,356,111
Term Loan B (3 mo. Term SOFR + 3.25%)	7.13%	05/07/2032	1,022	1,027,141
American Airlines, Inc.
Term Loan (1 mo. Term SOFR + 2.25%)	6.26%	06/04/2029	1,250	1,250,090
Term Loan B (6 mo. Term SOFR + 2.25%)	6.00%	02/15/2028	758	758,114
Stonepeak Nile Parent LLC, Term Loan B-1 (3 mo. Term SOFR + 2.27%)	6.16%	04/11/2032	6,772	6,781,450
United AirLines, Inc., Term Loan B (3 mo. Term SOFR + 2.00%)	5.95%	02/24/2031	191	191,404
				23,364,310
Automotive–3.24%
Adient PLC, Term Loan B-2 (1 mo. Term SOFR + 2.25%)	6.17%	01/31/2031	1,936	1,944,938
Autokiniton US Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	8.03%	04/06/2028	1,175	1,168,843
Belron Group S.A., Term Loan B (3 mo. Term SOFR + 2.25%)	6.12%	10/16/2031	8,401	8,458,556
Highline Aftermarket Acquisition LLC, Term Loan B (3 mo. Term SOFR + 3.50%)	7.32%	02/15/2030	9,842	9,915,828
Lippert Components, Inc., Term Loan (1 mo. Term SOFR + 2.25%)(e)	6.17%	03/25/2032	4,140	4,165,549
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Term Loan B-1 (3 mo. Term SOFR + 2.50%)	6.42%	04/23/2031	10,004	10,016,155
Madison Safety & Flow LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.42%	09/26/2031	2,119	2,130,954
Mavis Tire Express Services Topco Corp., Term Loan B (3 mo. Term SOFR + 3.00%)	6.92%	05/04/2028	12,907	12,955,899
OPENLANE, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.36%	10/01/2032	2,719	2,726,276
Paint Intermediate III LLC (Wesco Group), Term Loan B (3 mo. Term SOFR + 3.00%)	6.87%	09/11/2031	5,026	5,039,301
PowerStop LLC, Term Loan B (3 mo. Term SOFR + 4.75%)	8.55%	01/24/2029	7,833	6,559,913
Project Boost Purchaser LLC, Term Loan (3 mo. Term SOFR + 2.81%)	6.61%	07/16/2031	3,024	3,027,460
Wand NewCo 3, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.42%	01/30/2031	3,162	3,166,477
				71,276,149
Beverage & Tobacco–0.32%
AI Aqua Merger Sub, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	6.98%	07/31/2028	7,146	7,173,478
Brokers, Dealers & Investment Houses–1.47%
Ascensus Group Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	6.95%	08/02/2028	4,689	4,690,702
Creative Planning (CPI Holdco B LLC)
Incremental Term Loan(d)	–	05/17/2031	1,069	1,070,831
Term Loan B (1 mo. Term SOFR + 2.00%)	5.92%	05/17/2031	8,455	8,468,593
Envestnet, Inc. (BCPE Pequod Buyer, Inc), Term Loan B (1 mo. Term SOFR + 3.00%)	6.92%	11/25/2031	2,728	2,739,244
EP Wealth Advisors LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	6.89%	10/06/2032	1,528	1,533,177
GC Ferry Acquisition I, Inc. (First Eagle Investment Management LLC)
Delayed Draw Term Loan(f)	0.00%	06/04/2032	1,161	1,160,544
Term Loan B (3 mo. Term SOFR + 3.19%)	7.46%	06/04/2032	6,799	6,797,471
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Brokers, Dealers & Investment Houses–(continued)
Orion US Finco (OSTTRA)
Second Lien Term Loan B (3 mo. PRIME + 4.00%)	9.43%	05/20/2033		$1,140	$1,151,491
Term Loan B (3 mo. Term SOFR + 3.50%)	7.43%	05/20/2032		3,413	3,430,109
Victory Capital Operating LLC (Victory Capital Management), Term Loan (3 mo. Term SOFR + 2.00%)	6.10%	09/15/2032		1,307	1,317,602
					32,359,764
Building & Development–4.94%
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	7.42%	05/28/2030		3,898	3,922,359
Chariot Buyer LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	6.67%	07/22/2032		8,812	8,843,674
Construction Partners, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.42%	10/29/2031		5,777	5,806,668
Core & Main L.P., Term Loan D (1 mo. Term SOFR + 2.00%)	5.92%	07/27/2028		2,535	2,541,249
Empire Today LLC
Term Loan (3 mo. Term SOFR + 5.26%) (Acquired 11/18/2024-06/25/2025; Cost $10,255,599)(e)(g)	9.10%	08/03/2029		14,035	8,605,144
Term Loan A (3 mo. Term SOFR + 5.76%) (Acquired 11/18/2024-06/25/2025; Cost $3,809,077)(e)(g)	9.60%	08/03/2029		4,194	3,625,173
Term Loan B (3 mo. Term SOFR + 5.76%) (Acquired 11/18/2024-06/25/2025; Cost $4,069,847)(e)(g)	9.60%	08/03/2029		4,144	3,581,673
Green Infrastructure Partners (Canada), Term Loan (3 mo. Term SOFR + 2.75%)	6.75%	09/17/2032		3,182	3,196,852
Gulfside Supply, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	7.00%	06/17/2031		4,686	4,679,379
Icebox Holdco III, Inc.
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	7.25%	12/22/2028		6,983	7,032,316
Second Lien Term Loan (3 mo. Term SOFR + 6.75%)	10.50%	12/21/2029		1,544	1,572,836
Interior Logic Group, Inc. (Signal Parent), Term Loan B (3 mo. Term SOFR + 3.50%) (Acquired 09/11/2023-10/17/2023; Cost $5,614,461)(g)	7.44%	04/01/2028		6,219	4,220,557
IPS Corp./CP Iris Holdco
Delayed Draw Term Loan(f)	0.00%	10/18/2032		796	794,123
Term Loan B (1 mo. Term SOFR + 4.00%)	7.92%	10/18/2032		6,446	6,432,400
Janus International Group LLC, Term Loan (3 mo. Term SOFR + 2.50%)	6.32%	08/03/2030		6,694	6,718,590
MI Windows and Doors LLC, Incremental Term Loan B (1 mo. Term SOFR + 3.00%)	6.67%	03/28/2031		4,786	4,784,849
Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.50%)	8.25%	04/29/2029		6,489	4,833,734
Pinnacle Buyer LLC (Summit Cos.)
Delayed Draw Term Loan(f)	0.00%	09/11/2032		670	673,642
Term Loan B (3 mo. Term SOFR + 2.50%)	6.49%	10/15/2032		3,482	3,502,941
Quikrete Holdings, Inc.
Term Loan B (1 mo. Term SOFR + 2.25%)	6.17%	03/19/2029		4,591	4,602,332
Term Loan B-1 (1 mo. Term SOFR + 2.25%)	6.17%	04/14/2031		8,092	8,113,524
Quimper AB (Sweden), Incremental Term Loan (6 mo. EURIBOR + 3.75%)	5.86%	03/25/2030	EUR	325	380,675
QXO / Beacon Roofing, Term Loan B (1 mo. Term SOFR + 2.00%)	5.92%	04/30/2032		4,015	4,031,298
TAMKO Building Products LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	6.95%	09/20/2030		4,143	4,156,864
Tecta America Corp., Term Loan B (1 mo. Term SOFR + 3.00%)	6.92%	02/08/2032		2,042	2,052,173
					108,705,025
Business Equipment & Services–8.63%
AlixPartners LLP, Term Loan (1 mo. Term SOFR + 2.00%)	5.92%	07/30/2032		5,190	5,190,309
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan B (1 mo. Term SOFR + 3.25%)	7.27%	08/06/2032		10,753	10,809,845
Azuria Water Solutions, Inc.
Delayed Draw Term Loan(f)	0.00%	05/17/2028		191	192,128
Term Loan B (1 mo. Term SOFR + 2.75%)	6.92%	05/17/2028		5,985	6,025,422
Boost Newco Borrower LLC (WorldPay), Term Loan B (3 mo. Term SOFR + 2.00%)	6.00%	01/31/2031		5,471	5,488,656
Cloud Software Group, Inc.
Term Loan B (3 mo. Term SOFR + 3.25%)	7.25%	08/09/2032		3,590	3,586,640
Term Loan B-2 (3 mo. Term SOFR + 3.25%)	7.25%	03/21/2031		6,606	6,597,431
Constant Contact, Inc.
Second Lien Term Loan (3 mo. Term SOFR + 7.50%)	11.67%	02/12/2029		1,329	1,184,360
Term Loan (3 mo. Term SOFR + 4.00%)	8.17%	02/10/2028		13,011	12,495,455
Garda World Security Corp. (Canada), Term Loan B (1 mo. Term SOFR + 3.00%)	6.95%	02/01/2029		12,140	12,149,540
GI Revelation Acquisition LLC, Term Loan B-4 (1 mo. Term SOFR + 3.75%)	7.67%	05/12/2028		16,234	14,876,743
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Kantar Media (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.25%)	6.32%	07/30/2032	EUR	1,834	$2,156,896
KronosNet CX Bidco (Comspa Konecta) (Spain), Term Loan B (6 mo. EURIBOR + 5.75%)	7.85%	10/25/2029	EUR	8,720	7,129,350
Learning Care Group (US) No. 2, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	8.00%	08/11/2028		$6,075	5,376,607
Monitronics International, Inc., DIP Term Loan A (3 mo. Term SOFR + 7.50%) (Acquired 06/30/2023-02/16/2024; Cost $21,862,896)(e)(g)	11.76%	06/30/2028		21,834	21,820,572
Nuvei Tech Corp, Pivotal Refi L.P., Nuvei Tech, Inc., Term Loan B(d)	–	11/17/2031		1,441	1,443,895
OCM System One Buyer CTB LLC, Term Loan B (3 mo. Term SOFR + 3.75%)	7.42%	03/02/2028		5,156	5,169,847
Orchid Merger Sub II LLC, Term Loan (3 mo. Term SOFR + 4.75%) (Acquired 11/12/2021-02/03/2022; Cost $7,810,234)(g)	8.77%	07/27/2027		7,951	3,878,810
Prime Security Services Borrower LLC
Term Loan (1 mo. Term SOFR + 2.00%)	6.13%	10/13/2030		405	404,975
Term Loan B (1 mo. Term SOFR + 1.75%)	5.75%	02/09/2032		2,164	2,155,176
Project Dragon (Voyix Digital Banking), Term Loan B (3 mo. Term SOFR + 3.25%)	6.75%	09/30/2031		8,426	8,471,535
Prometric Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	7.67%	01/31/2028		3,033	3,055,769
Rubix (Brammer/IPH) (United Kingdom), Delayed Draw Term Loan(d)	–	09/30/2028	EUR	3,250	3,811,470
Ryan LLC (Ryan Tax), Term Loan (1 mo. Term SOFR + 3.50%)	7.42%	11/05/2032		11,805	11,753,412
Socotec (Holding SAS) (France), Term Loan B (3 mo. Term SOFR+ 3.37%)	7.37%	06/02/2031		1,259	1,269,916
Spin Holdco, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	8.39%	03/04/2028		29,095	23,916,097
team.blue (Netherlands), Term Loan (3 mo. Term SOFR + 3.25%)	7.37%	07/12/2032		904	907,253
Thermostat Purchaser III, Inc., Term Loan B (3 mo. Term SOFR + 4.25%)	8.25%	08/31/2028		2,478	2,479,324
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 4.75%)(e)	9.87%	03/20/2027		1,424	1,137,762
VFS Global (Switzerland), Term Loan B (6 mo. Term SOFR + 2.50%)(e)	6.29%	09/23/2032		5,205	5,208,109
					190,143,304
Cable & Satellite Television–3.47%
Altice Financing S.A. (Altice-Int’l) (Luxembourg)
Incremental Term Loan (3 mo. EURIBOR + 5.00%)	7.03%	10/31/2027	EUR	1,357	1,251,108
Term Loan B (3 mo. EURIBOR + 5.00%)	7.03%	10/31/2027	EUR	3,106	2,864,252
Atlantic Broadband Finance LLC (Cogeco)
Incremental Term Loan B-5 (1 mo. Term SOFR + 2.50%)	6.53%	09/01/2028		6,962	6,744,967
Term Loan B-1 (1 mo. Term SOFR + 2.75%)	7.17%	09/18/2030		5,721	5,568,294
Charter Communications Operating LLC, Term Loan B-5 (3 mo. Term SOFR + 2.25%)	6.24%	12/15/2031		2,236	2,232,536
SFR-Numericable (YPSO, Altice France) (France)
Term Loan B-11 (3 mo. Term SOFR + 4.13%)	8.11%	04/30/2028		1,131	1,119,159
Term Loan B-12 (3 mo. Term SOFR + 5.06%)	9.05%	10/30/2028		3,689	3,670,571
Term Loan B-13 (3 mo. Term SOFR + 5.38%)	9.36%	05/14/2029		8,072	8,052,169
Term Loan B-14 (3 mo. EURIBOR + 6.88%)	8.89%	05/31/2031	EUR	5,180	6,021,109
Telenet - LG, Term Loan AR (1 mo. Term SOFR + 2.11%)	6.07%	04/30/2028		6,482	6,482,019
UPC - LG (Sunrise), Term Loan AAA (6 mo. Term SOFR + 2.50%)	6.69%	02/17/2032		11,714	11,746,096
Virgin Media 02 - LG (United Kingdom)
Term Loan Q (1 mo. Term SOFR + 3.25%)	7.32%	01/31/2029		6,724	6,729,273
Term Loan Y (6 mo. Term SOFR + 3.25%)	7.05%	03/31/2031		14,125	13,887,056
					76,368,609
Chemicals & Plastics–6.95%
A&R Logistics Holdings, Inc. (Quantix)
Incremental Term Loan 12 (3 mo. Term SOFR + 4.14%)(e)	6.64%	08/03/2026		14,931	13,631,744
Incremental Term Loan 13 (3 mo. Term SOFR + 6.90%)(e)	10.89%	08/06/2026		229	208,710
A-Gas Finco, Inc., Term Loan (3 mo. Term SOFR + 5.25%)	9.25%	12/14/2029		7,030	6,313,901
Ascend Performance Materials Operations LLC, Term Loan (Acquired 03/21/2022-02/04/2025; Cost $12,926,291)(g)(h)	0.00%	08/27/2026		13,227	183,520
Caldic (Pearls BidCo) (Netherlands), Term Loan B (3 mo. Term SOFR + 4.00%)	7.09%	02/26/2029		4,621	4,266,366
Charter NEX US, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	6.71%	12/01/2030		8,165	8,206,550
Derby Buyer LLC (Delrin), Term Loan B (1 mo. Term SOFR + 3.00%)	6.96%	11/01/2030		3,582	3,595,615
Discovery Purchaser Corp. (BES)
First Lien Term Loan (3 mo. Term SOFR + 4.38%)	7.61%	10/04/2029		3,870	3,768,973
Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	10.94%	10/04/2030		3,644	3,598,193
Eastman Tire Additives (River Buyer, Inc.)
First Lien Term Loan (1 mo. Term SOFR + 5.36%)	9.28%	08/01/2029		7,955	1,193,230
First Lien Term Loan (3 mo. Term SOFR + 6.25%)	10.17%	08/01/2029		6,465	5,207,019
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Flint Group (ColourOz Inv) (Germany)
Term Loan (3 mo. EURIBOR + 4.25%)	6.29%	12/31/2026	EUR	8,140	$8,994,234
Term Loan (3 mo. Term SOFR + 4.51%)	8.37%	12/31/2026		$2,011	1,915,865
Fortis 333, Inc. (Ineos Composites), Term Loan B (3 mo. Term SOFR + 3.50%)	7.50%	02/06/2032		880	867,096
Hasa Intermediate Holdings LLC
Incremental Delayed Draw Term Loan(e)(f)	0.00%	01/10/2029		324	324,392
Incremental Term Loan (3 mo. Term SOFR + 4.75%)(e)	8.71%	01/10/2029		3,267	3,267,138
Revolver Loan(e)(f)	0.00%	01/10/2029		1,164	1,164,421
Revolver Loan (3 mo. Term SOFR + 4.50%)(e)	8.48%	01/10/2029		409	409,121
Ineos Quattro (STYRO), Term Loan (1 mo. Term SOFR + 4.25%)	8.17%	10/01/2031		3,674	2,752,351
Ineos US Finance LLC
Term Loan (1 mo. Term SOFR + 3.25%)	7.17%	02/18/2030		882	751,696
Term Loan B (1 mo. Term SOFR + 3.00%)	6.92%	02/07/2031		4,580	3,810,008
Nouryon Finance B.V., Term Loan B-1 (6 mo. Term SOFR + 3.25%)	7.04%	04/03/2028		939	938,713
Oxea Corp. (OQ Chemicals) (Oman)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	6.27%	04/07/2031	EUR	10,372	11,122,643
Term Loan B-2 (3 mo. Term SOFR + 3.50%)	8.29%	04/07/2031		7,212	6,378,268
Potters Industries, Term Loan B (3 mo. Term SOFR + 3.00%)	6.92%	12/14/2027		1,523	1,527,537
Proampac PG Borrower LLC, Term Loan (1 mo. Term SOFR + 4.00%)	7.90%	09/15/2028		10,359	10,389,072
Trinseo Materials Operating S.C.A.
Incremental Term Loan (3 mo. Term SOFR + 2.50%)	6.58%	05/03/2028		7,265	1,212,346
Term Loan A (3 mo. Term SOFR + 8.50%)	12.41%	05/03/2028		2,311	2,114,790
Term Loan B (3 mo. Term SOFR + 8.50%)	12.41%	05/03/2028		17,010	15,640,279
Term Loan C (3 mo. Term SOFR + 8.69%)	12.41%	05/03/2028		2,010	1,833,726
USALCO LLC
Delayed Draw Term Loan(f)	0.00%	09/30/2031		379	380,169
Term Loan (1 mo. Term SOFR + 3.50%)	7.42%	09/30/2031		3,647	3,662,244
V Global Holdings LLC
Revolver Loan (1 mo. Term SOFR + 5.75%)(e)	9.82%	12/22/2027		1,112	1,036,841
Revolver Loan(e)(f)	0.00%	12/22/2027		1,706	1,590,135
Term Loan (3 mo. USD LIBOR + 5.90%)(e)	9.77%	12/22/2027		22,362	20,841,112
					153,098,018
Clothing & Textiles–0.66%
ABG Intermediate Holdings 2 LLC
Incremental Term Loan (1 mo. Term SOFR + 2.25%)	6.17%	02/12/2032		5,199	5,213,788
Term Loan B (1 mo. Term SOFR + 2.25%)	6.17%	12/21/2028		6,149	6,168,132
Varsity Brands Holding Co., Inc., Term Loan (3 mo. Term SOFR + 3.00%)	7.03%	08/26/2031		3,099	3,112,017
					14,493,937
Conglomerates–0.18%
CoorsTek, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)(e)	6.86%	10/11/2032		3,984	4,026,344
Containers & Glass Products–3.26%
Berlin Packaging LLC, Term Loan (1 mo. Term SOFR + 3.25%)	7.25%	06/07/2031		11,118	11,147,271
Duran Group (Germany), Term Loan C-2 (1 mo. Term SOFR + 5.18%)(e)	9.19%	05/31/2026		7,291	7,291,297
Flex Acquisition Co., Inc.
Delayed Draw Term Loan(f)	0.00%	04/30/2032		142	141,003
Term Loan B (1 mo. Term SOFR + 3.25%)	7.17%	04/30/2032		8,339	8,298,410
Iris Holding, Inc. (Intertape), First Lien Term Loan (3 mo. Term SOFR + 4.75%)	8.69%	06/28/2028		6,063	5,880,244
Libbey Glass LLC, Term Loan B (3 mo. Term SOFR + 6.65%) (Acquired 11/22/2022-01/23/2025; Cost $13,886,756)(g)	10.51%	11/22/2027		14,319	13,844,211
Mold-Rite Plastics LLC (Valcour Packaging LLC)
Term Loan A-1 (1 mo. Term SOFR + 5.25%)	9.21%	10/04/2028		4,770	4,839,154
Term Loan A-2, (1 mo. Term SOFR + 1.50%)	5.57%	10/04/2028		6,920	5,406,153
Plastipak Packaging, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	6.42%	09/10/2032		5,673	5,675,340
Pregis Corp., Term Loan B (1 mo. Term SOFR + 4.00%)	7.92%	02/01/2029		4,595	4,624,796
Ring Container Technologies Group LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.42%	09/10/2032		1,360	1,360,109
TricorBraun, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.17%	03/03/2031		3,253	3,222,153
					71,730,141
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cosmetics & Toiletries–0.76%
Bausch and Lomb, Inc., Term Loan B (1 mo. Term SOFR + 4.25%)	8.17%	01/30/2031		$8,009	$8,071,317
KDC/ONE Development Corp., Inc. (Canada), Term Loan (1 mo. Term SOFR + 3.50%)	7.42%	08/15/2028		1,594	1,598,936
Reckitt Essential Home (Lavender B.V./US Holdco), Term Loan(d)	–	09/27/2032		2,470	2,480,175
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	6.82%	06/29/2028	EUR	4,350	4,631,102
					16,781,530
Drugs–0.28%
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. Term SOFR + 2.00%)	5.97%	11/15/2027		6,171	6,176,586
Ecological Services & Equipment–1.85%
Anticimex Global AB (Sweden)
Term Loan (3 mo. Term SOFR + 3.02%)	6.81%	11/17/2031		861	867,301
Term Loan B-1(d)	–	11/16/2028		1,015	1,021,740
Term Loan B-6(d)	–	11/16/2028		4,371	4,395,372
Arden University (BidCo Ltd.) (United Kingdom), Term Loan (3 mo. EURIBOR + 4.75%)	6.82%	10/13/2032	EUR	2,520	2,724,996
Deep Blue Midland Basin LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.73%	09/17/2032		3,238	3,252,230
EnergySolutions LLC, Term Loan (1 mo. Term SOFR + 3.25%)	7.17%	09/20/2030		7,556	7,608,182
Erie US Merger Sub, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.67%	02/04/2032		7,308	7,334,031
Groundworks LLC
Delayed Draw Term Loan (1 mo. Term SOFR + 3.50%)	6.93%	03/14/2031		158	159,070
Delayed Draw Term Loan(f)	0.00%	03/14/2031		842	845,689
Term Loan (1 mo. Term SOFR + 3.50%)	6.93%	03/14/2031		5,378	5,401,752
MIP V Waste LLC (GreenWaste), Term Loan B (3 mo. Term SOFR + 2.75%)(e)	6.59%	08/13/2032		1,192	1,199,315
OGF (VESCAP/Obol France 3/PHM) (Netherlands), Term Loan B (3 mo. EURIBOR + 5.00%)	7.10%	12/29/2028	EUR	2,000	2,287,340
Tidal Waste & Recycling Holdings LLC (Coastal Waste & Recyling), Term Loan (3 mo. Term SOFR + 3.50%)	6.79%	10/24/2031		3,603	3,615,892
					40,712,910
Electronics & Electrical–9.99%
Allegro MicroSystems, Inc., Term Loan B (1 mo. Term SOFR + 2.00%)(e)	5.92%	10/31/2030		438	439,241
Applied Systems, Inc., First Lien Term Loan (3 mo. Term SOFR + 2.50%)	6.50%	02/24/2031		1,428	1,434,831
AQA Acquisition Holding, Inc. (SmartBear), Term Loan B (3 mo. Term SOFR + 4.00%)	7.84%	03/03/2028		4,287	4,062,816
Avalara, Inc., Term Loan (3 mo. Term SOFR + 2.75%)	6.74%	03/26/2032		5,085	5,108,508
Boxer Parent Co., Inc., Term Loan (3 mo. Term SOFR + 3.00%)	6.82%	07/30/2031		72	71,888
Delta Topco, Inc. (Infoblox, Inc.), Term Loan B (3 mo. Term SOFR + 2.75%)	6.75%	11/30/2029		5,772	5,748,048
Duck Creek Technologies, Inc. (Disco Parent, Inc.), Term Loan (3 mo. Term SOFR + 3.25%)(e)	7.07%	08/15/2032		1,870	1,881,640
EverCommerce, Term Loan B (1 mo. Term SOFR + 3.25%)	6.17%	07/06/2028		4,235	4,228,865
Exclusive Group (France)
Term Loan B-1 (3 mo. Term SOFR + 4.50%)(e)	8.44%	12/14/2031		2,868	2,864,154
Term Loan B-2 (3 mo. Term SOFR + 4.50%)(e)	8.44%	12/05/2031		1,429	1,426,713
Gryphon Debt Merger Sub, Inc. (aka Altera) (United Kingdom), Term Loan B (6 mo. Term SOFR + 3.00%)	6.88%	06/30/2032		6,906	6,948,720
Idemia Group S.A.S. (Oberthur Tech/Morpho/OBETEC), Term Loan B-5 (3 mo. Term SOFR + 4.25%)	8.25%	09/30/2028		6,403	6,429,432
Infinite Electronics
First Lien Incremental Term Loan (1 mo. Term SOFR + 6.25%)(e)	10.14%	03/02/2028		1,345	1,348,614
First Lien Term Loan (3 mo. Term SOFR + 3.25%)	7.85%	03/02/2028		10,172	10,064,203
Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	11.10%	03/02/2029		750	717,648
Instructure Holdings, Inc.
Second Lien Term Loan (6 mo. Term SOFR + 5.00%)	8.84%	09/10/2032		2,260	2,270,346
Term Loan (3 mo. Term SOFR + 2.75%)	6.75%	11/13/2031		2,210	2,217,042
ION Platform Finance US, Inc., Term Loan (3 mo. Term SOFR + 3.75%)	7.69%	09/30/2032		12,383	11,812,061
KnowBe4 (aka Oranje MidCo LLC), Term Loan B (3 mo. Term SOFR + 3.75%)	7.59%	07/26/2032		6,986	7,008,140
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (3 mo. GBP SONIA + 7.18%)(e)	11.40%	08/17/2028	GBP	512	653,582
Term Loan (3 mo. Term SOFR + 7.18%)(e)	11.49%	08/17/2028		6,365	6,110,025
Term Loan (6 mo. Term SOFR + 6.50%)(e)	10.69%	08/17/2028		2,425	2,327,553
Term Loan B (6 mo. GBP SONIA + 7.03%)(e)	11.24%	07/10/2028	GBP	2,012	2,567,970
Mavenir Systems, Inc., Second Lien Term Loan(e)	12.00%	07/26/2030		1,121	801,322
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
McAfee Enterprise, Term Loan (3 mo. Term SOFR + 6.25%)	10.09%	07/27/2028		$5,881	$5,936,438
McAfee LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	6.92%	03/01/2029		2,329	2,161,130
Mirion Technologies, Inc., Term Loan B(d)	–	10/20/2032		3,241	3,261,977
Modena Buyer LLC (End User Computing), Term Loan (3 mo. Term SOFR + 4.50%)	8.09%	07/01/2031		5,761	5,659,986
Natel Engineering Co., Inc., Term Loan (1 mo. PRIME + 5.25%)	12.25%	04/30/2026		15,458	14,901,730
Native Instruments (Music Creation Group GmbH/APTUS) (Germany), Term Loan B (3 mo. EURIBOR + 6.00%) (Acquired 01/14/2022-09/10/2025; Cost $4,651,192)(e)(g)	9.03%	03/03/2028	EUR	4,109	1,854,623
Particle Luxembourg S.a.r.l. (WebPros) (Netherlands), Term Loan B (1 mo. Term SOFR + 4.00%)(e)	7.67%	03/28/2031		5,735	5,785,651
Proofpoint, Inc.
Term Loan(d)	–	08/31/2028		1,217	1,225,007
Term Loan B (1 mo. Term SOFR + 3.00%)	6.92%	08/31/2028		15,826	15,925,387
Quest Software US Holdings, Inc.
First Lien Term Loan (3 mo. Term SOFR + 4.40%)	8.24%	02/01/2029		12,723	10,899,963
First Lien Term Loan (3 mo. Term SOFR + 6.00%)	9.84%	02/01/2029		7,491	7,758,545
RANGE RED OPER, Inc., Second Lien Term Loan (3 mo. Term SOFR + 8.11%) (Acquired 05/29/2025; Cost $0)(e)(g)	11.98%	10/01/2029		8	0
Renaissance Holding Corp., Term Loan (3 mo. Term SOFR + 4.00%)	7.92%	04/05/2030		10,108	8,778,668
Resideo Funding, Inc., Term Loan B (3 mo. Term SOFR + 2.00%)	6.04%	08/09/2032		2,939	2,942,153
Shift4 Payments LLC, Term Loan B (3 mo. Term SOFR + 2.50%)	6.50%	06/30/2032		1,832	1,845,910
SonicWall U.S. Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 5.00%)	9.00%	05/18/2028		7,819	6,913,794
STG-Fairway Acquisitions, Inc., First Lien Term Loan B-3 (1 mo. Term SOFR + 2.75%)	6.67%	10/31/2031		6,057	6,004,461
Storable, Term Loan B (1 mo. Term SOFR + 3.25%)	7.17%	04/17/2031		4,972	4,998,925
Ultimate Software Group, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.00%)	6.34%	02/10/2031		4,990	4,994,008
UST Holdings Ltd., Term Loan B (1 mo. Term SOFR + 3.75%)(e)	6.96%	11/20/2028		8,167	8,177,275
Utimaco (SGT Ultimate BidCo GmbH) (Germany)
Term Loan B-1 (6 mo. EURIBOR + 5.50%)(e)	7.62%	05/31/2029	EUR	6,642	7,707,450
Term Loan B-2 (6 mo. Term SOFR + 5.96%)(e)	9.84%	05/31/2029		3,750	3,749,840
					220,026,283
Equipment Leasing–0.08%
IFCO Management (Germany), Term Loan B (d)	–	07/30/2032	EUR	1,465	1,713,834
Farming/Agriculture–0.02%
Rovensa (Root Bidco S.a.r.l.) (Luxembourg), Term Loan (d)	–	09/27/2030	EUR	427	491,247
Financial Intermediaries–2.62%
AnaCap (AFE S.A. SICAV-RAIF) (Italy)
Delayed Draw Term Loan(e)(f)	0.00%	01/01/2030	EUR	607	703,785
Term Loan (1 mo. EURIBOR + 1.50%)(e)	10.50%	01/01/2030	EUR	446	517,986
Term Loan (3 mo. EURIBOR + 0.20%)(e)	0.20%	01/15/2035	EUR	3,691	0
Term Loan B (3 mo. EURIBOR + 4.00%)(e)	6.02%	01/15/2030	EUR	4,511	4,900,946
AssetMark Financial Holdings, Inc., Term Loan B (3 mo. Term SOFR + 2.75%)	6.75%	09/05/2031		3,834	3,849,583
BroadStreet Partners, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	6.67%	06/13/2031		8,436	8,469,677
Citrin Cooperman Advisors LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	7.00%	03/31/2032		3,829	3,844,673
Eisner Advisory Group LLC
Delayed Draw Term Loan (1 mo. Term SOFR + 4.00%)(e)	7.92%	02/28/2031		2,223	2,250,541
Delayed Draw Term Loan(e)(f)	0.00%	02/28/2031		1,945	1,969,224
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	7.92%	02/28/2031		6,379	6,413,323
Grant Thornton Advisors LLC
Incremental Term Loan (1 mo. Term SOFR + 3.00%)	6.92%	06/02/2031		2,843	2,852,983
Term Loan B (1 mo. Term SOFR + 2.75%)	6.46%	06/02/2031		9,319	9,321,757
Hightower Holding LLC., Term Loan B (3 mo. Term SOFR + 2.75%)	6.65%	02/03/2032		956	957,245
NFP Wealth (Chicago US MidCo III)
Delayed Draw Term Loan(e)(f)	0.00%	10/08/2032		355	355,881
Term Loan B (1 mo. Term SOFR + 2.50%)(e)	6.42%	10/08/2032		2,387	2,396,265
Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	7.89%	02/18/2027		7,414	7,351,412
Tricor (Thevelia/Vistra-Virtue), Term Loan (3 mo. Term SOFR + 3.00%)	7.00%	06/18/2029		1,585	1,592,664
					57,747,945
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–2.21%
Arnott’s (Snacking Investments US LLC), Term Loan B (3 mo. Term SOFR + 3.00%)	6.84%	10/08/2032		$3,966	$3,999,197
CHG PPC Parent LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	7.03%	11/17/2028		1,133	1,140,647
Chobani, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	6.17%	10/22/2032		2,246	2,262,125
Florida Food Products LLC
First Lien Term Loan (3 mo. Term SOFR + 5.50%)	9.43%	10/15/2030		3,407	3,393,085
First Lien Term Loan B (3 mo. Term SOFR + 5.50%)	9.43%	10/15/2030		2,331	2,321,085
Second Lien Term Loan A (3 mo. Term SOFR + 5.11%)	9.05%	10/15/2030		12,257	8,538,862
Second Lien Term Loan B (3 mo. Term SOFR + 5.00%)	8.93%	10/15/2030		2,920	2,034,304
Second Lien Term Loan C (3 mo. Term SOFR + 5.11%)	9.05%	10/15/2030		451	314,212
Term Loan C (3 mo. Term SOFR + 5.00%)	9.43%	10/15/2030		555	552,977
Third Lien Term Loan (3 mo. Term SOFR + 8.11%)(e)	12.05%	04/15/2031		2,413	989,173
Froneri International PLC (United Kingdom), Term Loan (3 mo. Term SOFR + 2.47%)	6.37%	07/16/2032		3,154	3,159,497
Sigma Holdco B.V. (Netherlands)
Term Loan B-12 (6 mo. Term SOFR + 3.91%)	8.30%	12/31/2027		8,541	8,184,919
Term Loan B-13 (6 mo. EURIBOR + 4.00%)	6.03%	01/02/2028	EUR	3,000	3,377,958
Solina Group Services (Powder Bidco) (France), Term Loan B (3 mo. Term SOFR + 3.25%)	7.31%	03/07/2029		5,931	5,992,713
Valeo Foods (Platform Bidco Ltd.), Term Loan B (6 mo. EURIBOR + 4.00%)	6.11%	09/29/2028	EUR	2,137	2,475,526
					48,736,280
Food Service–1.06%
Gategroup (Switzerland)
Term Loan (1 mo. Term SOFR + 4.25%)	8.23%	05/28/2032		2,335	2,350,273
Term Loan(d)	–	06/10/2032		340	341,480
IRB Holding Corp., Term Loan B (1 mo. Term SOFR + 2.50%)	6.42%	12/15/2030		11,580	11,595,779
Selecta Group B.V. (Switzerland)
Revolver Loan (Acquired 06/02/2025; Cost $5,617,329)(e)(f)(g)	0.00%	08/01/2030	EUR	5,022	5,674,231
Revolver Loan (1 mo. EURIBOR + 5.50%) (Acquired 06/02/2025; Cost $3,299,066)(e)(g)	7.42%	08/01/2030	EUR	2,949	3,332,485
					23,294,248
Forest Products–0.22%
NewLife Forest Restoration LLC, Term Loan (e)	0.00%	04/10/2029		4,806	4,805,853
Health Care–5.38%
Ascend Learning LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	6.92%	12/10/2028		4,379	4,384,972
Boots Group Finco L.P. (United Kingdom), Term Loan B (1 mo. Term SOFR + 3.50%)	7.42%	07/16/2032		4,555	4,590,399
Cerba (Chrome Bidco) (France)
Incremental Term Loan C (6 mo. EURIBOR + 3.95%)	6.01%	02/16/2029	EUR	3,806	3,275,477
Term Loan B (6 mo. EURIBOR + 3.70%)	5.76%	06/30/2028	EUR	11,025	9,492,337
Certara Holdco, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	6.67%	06/26/2031		445	448,332
Global Medical Response, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	7.38%	09/13/2032		12,436	12,515,444
ImageFirst, Term Loan B (3 mo. Term SOFR + 3.25%)	7.06%	03/15/2032		4,308	4,323,595
International SOS L.P. (AEA International), Term Loan B (3 mo. Term SOFR + 2.75%)(e)	6.75%	09/07/2028		5,265	5,264,825
IVC Evidensia (Indep Vetcare Group) (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.75%)	7.75%	12/06/2028		961	967,193
MB2 Dental Solutions LLC
Delayed Draw Term Loan (1 mo. Term SOFR + 5.50%)(e)	9.42%	02/13/2031		649	655,356
Delayed Draw Term Loan (1 mo. Term SOFR + 5.50%)(e)	9.42%	02/15/2031		588	594,257
Delayed Draw Term Loan(e)(f)	0.00%	02/13/2031		777	784,788
Revolver Loan (1 mo. Term SOFR + 5.50%)(e)	9.42%	02/13/2031		51	51,420
Revolver Loan(e)(f)	0.00%	02/13/2031		234	234,248
Term Loan (1 mo. Term SOFR + 5.50%)(e)	9.42%	02/13/2031		4,063	4,103,808
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (3 mo. Term SOFR + 5.25%)	9.25%	12/17/2028		2,447	2,288,351
Term Loan (3 mo. Term SOFR + 4.00%)	8.00%	12/17/2028		4,540	4,085,759
Term Loan (1 mo. Term SOFR + 4.11%)	8.07%	12/17/2028		4,498	3,438,818
Term Loan (1 mo. Term SOFR + 6.87%)	10.82%	12/17/2029		269	167,985
Median Kliniken (Median B.V, Remedco GER B.V) (Netherlands), Term Loan (3 mo. EURIBOR + 4.93%)	6.93%	10/14/2027	EUR	1,617	1,876,657
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
MJH Healthcare Holdings LLC, Term Loan (1 mo. Term SOFR + 2.75%)	6.67%	01/29/2029		$2,382	$2,144,016
Opella (France), Term Loan (3 mo. Term SOFR + 3.06%)	6.90%	04/28/2032		10,312	10,393,007
Organon & Co., Term Loan (1 mo. Term SOFR + 2.25%)	6.17%	05/19/2031		5,227	5,050,719
Pathway Vet Alliance LLC, First Lien Term Loan (3 mo. Term SOFR + 5.00%)	8.84%	09/30/2029		3,810	3,856,673
Precision Medicine Group LLC, Term Loan B (1 mo. Term SOFR + 3.50%) (Acquired 08/14/2025-11/04/2025; Cost $5,659,537)(g)	7.42%	08/13/2032		5,682	5,705,184
Quidel Ortho Corp., Term Loan (3 mo. Term SOFR + 4.00%)	8.00%	08/13/2032		4,389	4,372,620
Sharp Services LLC, Term Loan B (3 mo. Term SOFR + 3.00%)(e)	6.99%	09/15/2032		868	871,035
Southern Veterinary Partners LLC, Term Loan B (3 mo. Term SOFR + 2.50%)	6.37%	12/04/2031		5,846	5,844,314
Summit Behavioral Healthcare LLC
First Lien Term Loan (3 mo. Term SOFR + 4.51%)	8.51%	12/31/2029		1,319	1,176,221
Term Loan (3 mo. Term SOFR + 5.86%)	10.18%	12/31/2029		293	302,691
TEAM Services Group LLC, Term Loan B (1 mo. Term SOFR + 5.25%)	9.09%	12/20/2027		5,120	5,112,377
TTF Holdings LLC (Soliant), Term Loan B (6 mo. Term SOFR + 3.75%)	7.79%	07/18/2031		10,064	8,528,913
Zentiva (AI Sirona Lux Acq) (Luxembourg), Term Loan(d)	–	10/07/2032	EUR	1,300	1,515,152
					118,416,943
Home Furnishings–1.13%
HNI Corp., Term Loan (d)(e)	–	11/20/2032		1,839	1,839,214
Hunter Douglas Holding B.V. (Netherlands)
Term Loan B-1 (3 mo. Term SOFR + 3.25%)	7.25%	01/14/2032		2,565	2,576,422
Term Loan B-2 (3 mo. EURIBOR + 3.25%)	5.25%	01/14/2032	EUR	2,000	2,337,629
Kidde Global Solutions, Term Loan (1 mo. Term SOFR + 3.50%)	7.48%	12/02/2031		3,044	3,051,589
Serta Simmons Bedding LLC
First Lien Term Loan (3 mo. Term SOFR + 7.62%)(e)	11.48%	06/29/2028		696	697,189
Term Loan (3 mo. Term SOFR + 7.50%)	11.62%	06/29/2028		9,580	9,025,801
Tempur Sealy International, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	6.11%	10/24/2031		5,316	5,354,561
					24,882,405
Industrial Equipment–3.18%
Alliance Laundry Systems LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.20%	08/19/2031		2,203	2,209,815
Chart Industries, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.48%	03/15/2030		1,293	1,301,202
Cleanova US Holdings LLC, Term Loan B (3 mo. Term SOFR + 4.75%)(e)	8.81%	05/22/2032		3,224	3,240,002
Cooper Machinery/Astro Acquisition, Term Loan (6 mo. Term SOFR + 3.25%)	7.12%	08/13/2032		2,797	2,816,516
Crosby US Acquisition Corp., Term Loan (1 mo. Term SOFR + 3.50%)	7.42%	08/16/2029		2,870	2,889,165
Discovery Energy Holding Co. (Kohler Energy)
Term Loan B (3 mo. EURIBOR + 4.75%)	6.75%	05/01/2031	EUR	1,000	1,166,517
Term Loan B (3 mo. Term SOFR + 3.75%)	7.75%	05/01/2031		4,343	4,369,185
DXP Enterprises, Inc., Term Loan B(d)	–	10/11/2030		4,641	4,678,630
Kantar (Summer BC Bidco/KANGRP) (Luxembourg)
Revolver Loan(e)	0.00%	06/04/2026		458	423,735
Revolver Loan(e)(f)	0.00%	06/04/2026		6,542	6,051,265
Term Loan B (3 mo. EURIBOR + 4.50%)	6.58%	01/31/2029	EUR	279	305,492
Term Loan B (3 mo. EURIBOR + 4.50%)	6.58%	01/31/2029	EUR	1,220	1,337,656
Term Loan B (3 mo. Term SOFR + 5.26%)	9.26%	02/15/2029		10,158	9,603,739
Madison IAQ LLC, Term Loan (3 mo. Term SOFR + 2.75%)	6.62%	11/08/2032		7,971	8,019,778
Minimax (-Viking GmbH, -MX Holdings US, Inc.), Term Loan B (1 mo. Term SOFR + 2.25%)	5.92%	02/17/2032		1,344	1,352,377
Sabre Industries, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.45%	08/13/2032		2,861	2,874,888
Sanmina Corp., Term Loan (1 mo. Term SOFR + 2.00%)	5.92%	08/06/2032		1,078	1,081,309
Tank Holding Corp.
Revolver Loan(e)(f)	0.00%	03/31/2028		1,702	1,566,579
Term Loan (1 mo. Term SOFR + 6.00%)	9.77%	03/31/2028		5,580	5,226,597
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 3.00%)	5.33%	04/30/2030	EUR	214	250,607
Term Loan B (1 mo. Term SOFR + 3.00%)	7.20%	04/30/2030		945	951,599
Victory Buyer LLC (Vantage Elevator)
First Lien Term Loan (1 mo. Term SOFR + 3.75%)	7.78%	11/19/2028		7,505	7,530,419
Second Lien Term Loan (1 mo. Term SOFR + 7.00%)(e)	11.03%	11/19/2029		789	757,520
					70,004,592
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Insurance–2.97%
Acrisure LLC
Term Loan B (1 mo. Term SOFR + 3.00%)	6.92%	11/06/2030		$11,961	$11,969,258
Term Loan B (1 mo. Term SOFR + 3.25%)	7.17%	06/04/2032		1,478	1,480,958
Alliant Holdings Intermediate LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.42%	09/19/2031		14,923	14,943,650
AmWINS Group LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	6.25%	01/23/2032		5,230	5,249,014
CRC Insurance Group LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	6.75%	05/06/2031		7,122	7,134,670
HUB International Ltd., Term Loan B (3 mo. Term SOFR + 2.50%)	6.12%	06/20/2030		1,798	1,806,593
Ryan Specialty Group LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	5.92%	09/15/2031		3,959	3,969,266
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. Term SOFR + 3.00%)	6.42%	07/31/2031		10,473	10,502,916
USI, Inc.
Term Loan B (3 mo. Term SOFR + 2.25%)	6.25%	11/23/2029		5,119	5,134,148
Term Loan B (3 mo. Term SOFR + 2.25%)	6.25%	09/27/2030		3,334	3,342,086
					65,532,559
Leisure Goods, Activities & Movies–4.27%
ATG Entertainment (United Kingdom), Term Loan (3 mo. Term SOFR + 3.00%)	6.84%	04/29/2032		3,139	3,164,904
Bombardier Recreational Products, Inc. (Canada)
Term Loan B (1 mo. Term SOFR + 2.25%)	6.17%	12/13/2029		688	690,984
Term Loan B (1 mo. Term SOFR + 2.25%)	6.17%	01/22/2031		1,172	1,176,418
Crown Finance US, Inc., First Lien Term Loan (1 mo. Term SOFR + 4.50%)	8.48%	12/02/2031		15,914	15,923,515
Fitness International LLC, Term Loan B (1 mo. Term SOFR + 5.25%)	8.42%	02/05/2029		5,108	5,135,903
GAH Finco Ltd. (fka GUS) (United Kingdom), Term Loan(d)	–	10/28/2032	EUR	806	908,694
Galileo Global Education Finance S.a.r.l. (Luxembourg), Term Loan B-4 (3 mo. EURIBOR + 3.25%)	4.80%	07/31/2031	EUR	75	87,256
GBT Group Servicers B.V. (fka Global Business Travel Holdings Ltd.) (United Kingdom), Term Loan B (3 mo. Term SOFR + 2.50%)	6.36%	07/25/2031		9,309	9,334,264
Herschend Entertainment Co. LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.17%	05/14/2032		4,109	4,134,485
Lakeland Tours LLC, Term Loan(h)	0.00%	09/25/2027		1,123	28,764
LC Ahab US Bidco LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	6.92%	05/01/2031		2,364	2,375,455
Nord Anglia Education, Term Loan (3 mo. Term SOFR + 2.75%)	6.57%	01/09/2032		8,613	8,652,854
Orbiter International S.a.r.l. (Luxembourg), Term Loan (6 mo. EURIBOR + 3.92%)	5.94%	10/25/2028	EUR	2,000	2,153,691
Parques Reunidos (Piolin Bidco S.A.U.) (Spain), Revolver Loan(e)(f)	0.00%	03/16/2026	EUR	3,482	3,919,652
Seaworld Parks & Entertainment, Inc., Term Loan B-2 (1 mo. Term SOFR + 2.00%)	5.92%	11/19/2031		970	954,615
Spring Education Group, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	7.25%	10/04/2030		315	317,012
US Fitness LLC
Delayed Draw Term Loan(e)(f)	0.00%	09/04/2031		561	566,863
Revolver Loan(e)(f)	0.00%	09/30/2031		1,773	1,749,536
Term Loan B (3 mo. Term SOFR + 5.50%)(e)	9.66%	09/04/2031		8,331	8,424,375
Vue International Bidco PLC (United Kingdom)
Second Lien Term Loan (6 mo. EURIBOR + 0.10%) (Acquired 02/20/2024-10/08/2025; Cost $4,371,008)(e)(g)	2.20%	12/31/2027	EUR	5,518	8,645,874
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 04/08/2025; Cost $2,442,163)(e)(g)	10.10%	06/30/2027	EUR	2,229	2,606,949
Term Loan (6 mo. EURIBOR + 0.10%) (Acquired 02/20/2024-10/08/2025; Cost $3,338,797)(e)(g)	2.20%	12/31/2027	EUR	3,120	4,888,479
Term Loan (6 mo. EURIBOR + 8.00%)(e)	10.10%	06/30/2027	EUR	1,403	2,441,556
World Choice Investments, Term Loan B (3 mo. Term SOFR + 4.75%)	8.63%	08/13/2031		5,762	5,697,369
					93,979,467
Lodging & Casinos–0.36%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. Term SOFR + 5.61%)	9.57%	03/11/2030		820	826,279
Term Loan (1 mo. Term SOFR + 1.61%)	5.57%	03/11/2030		756	754,025
Hilton Grand Vacations Borrower LLC, Term Loan (1 mo. Term SOFR + 3.00%)	5.92%	08/02/2028		97	96,442
Motel One (One Hotels GmbH) (Germany), Term Loan B (3 mo. EURIBOR + 4.25%)	6.28%	06/04/2032	EUR	911	1,063,427
Tortuga Resorts Ghd LLC, Term Loan(d)	–	08/13/2032		4,039	3,993,941
Travel + Leisure Co., Term Loan B(d)	–	12/14/2029		1,142	1,147,184
					7,881,298
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Nonferrous Metals & Minerals–0.80%
Covia Holdings Corp., Term Loan (3 mo. Term SOFR + 2.75%)	6.71%	02/26/2032	$7,557	$7,579,441
Form Technologies LLC, Term Loan (1 mo. Term SOFR + 5.75%)	9.62%	05/30/2030	3,723	3,322,583
SCIH Salt Holdings, Inc. (Kissner Group)
First Lien Incremental Term Loan B-1 (3 mo. Term SOFR + 4.00%)	7.20%	01/31/2029	6,381	6,395,792
Term Loan B(d)	–	01/31/2029	303	303,733
				17,601,549
Oil & Gas–2.25%
ITT Holdings LLC (IMTT), Term Loan B (1 mo. Term SOFR + 2.48%)	6.39%	10/11/2030	3,138	3,157,634
McDermott International Ltd.
LOC(f)	0.00%	06/30/2027	4,210	3,810,374
LOC (3 mo. Term SOFR + 4.57%)(e)	8.25%	06/30/2027	2,094	1,727,972
PIK Term Loan, 3.00% PIK Rate, 5.03% Cash Rate(i)	3.00%	12/31/2027	1,945	1,539,984
Term Loan (1 mo. Term SOFR + 3.00%)	7.03%	06/30/2027	550	448,909
Meade Pipeline, Term Loan B (3 mo. Term SOFR + 2.00%)	6.00%	09/17/2032	1,861	1,871,892
Rockpoint Gas Storage Partners L.P. (Canada), Term Loan (3 mo. Term SOFR + 2.66%)	6.34%	09/18/2031	6,737	6,772,267
Rockwood Service Corp., Term Loan B (1 mo. Term SOFR + 2.75%)	6.67%	07/30/2031	2,009	2,022,511
Stakeholder Midstream, Term Loan (6 mo. Term SOFR + 4.00%)	8.04%	11/20/2030	4,146	4,190,255
Third Coast Super Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	7.67%	09/25/2030	14,612	14,657,906
TransMontaigne Partners LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	6.42%	11/17/2028	7,469	7,503,468
WhiteWater Matterhorn, Term Loan B (3 mo. Term SOFR + 2.30%)	6.31%	06/16/2032	1,837	1,843,256
				49,546,428
Publishing–1.96%
Cengage Learning, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	7.42%	03/22/2031	15,807	15,724,162
Century DE Buyer LLC (Simon & Schuster), Term Loan (3 mo. Term SOFR + 3.00%)	6.84%	10/30/2030	3,012	3,024,360
Dotdash Meredith, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	7.48%	06/17/2032	3,483	3,008,538
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt)
First Lien Term Loan B (1 mo. Term SOFR + 5.25%)	9.27%	04/09/2029	10,528	8,816,890
Second Lien Term Loan B (1 mo. Term SOFR + 8.00%)	12.42%	04/08/2030	8,460	6,057,996
McGraw-Hill Education, Inc., Term Loan B (1 mo. Term SOFR + 2.77%)	6.67%	08/06/2031	6,462	6,497,956
				43,129,902
Radio & Television–0.14%
iHeartCommunications, Inc., Term Loan (1 mo. Term SOFR + 5.89%)	9.81%	05/01/2029	2,828	2,531,058
Nexstar Broadcasting, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.60%	06/02/2028	526	525,697
				3,056,755
Retailers (except Food & Drug)–1.53%
Action Holding B.V. (Peer Holdings) (Netherlands)
Term Loan B (3 mo. Term SOFR + 2.35%)	6.19%	09/27/2032	1,117	1,120,218
Term Loan B-4 (3 mo. Term SOFR + 2.50%)	6.50%	10/28/2030	6,911	6,943,793
Term Loan B-5 (3 mo. Term SOFR + 2.50%)	6.50%	07/01/2031	5,098	5,121,221
Bass Pro Group LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.17%	01/31/2032	4,975	4,995,086
CNT Holdings I Corp. (1-800 Contacts), Term Loan B (3 mo. Term SOFR + 2.50%)	6.09%	11/08/2032	5,257	5,270,446
PetSmart, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	7.96%	08/06/2032	2,430	2,413,936
Savers Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	7.03%	09/13/2032	7,730	7,763,788
				33,628,488
Surface Transport–1.65%
Beacon Mobility Corp.
Delayed Draw Term Loan(f)	0.00%	08/06/2030	268	269,397
Delayed Draw Term Loan (3 mo. Term SOFR + 3.25%)	7.25%	08/06/2030	418	421,365
Term Loan B (3 mo. Term SOFR + 3.25%)	7.25%	06/17/2030	5,009	5,042,564
First Student Bidco, Inc.
Term Loan B (3 mo. Term SOFR + 2.59%)	6.42%	08/21/2030	14,054	14,094,958
Term Loan C (3 mo. Term SOFR + 2.59%)	6.42%	08/21/2030	2,572	2,579,026
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Surface Transport–(continued)
Hurtigruten Group AS (Explorer II AS) (Norway)
Term Loan A (1 mo. EURIBOR + 7.50%) (Acquired 02/06/2025-02/18/2025; Cost $2,806,835)(g)	9.58%	01/30/2030	EUR	2,751	$3,288,577
Term Loan B (1 mo. EURIBOR + 8.00%) (Acquired 02/06/2025-08/12/2025; Cost $1,071,533)(g)	10.08%	07/30/2030	EUR	1,025	1,088,341
Patriot Rail Co. LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	7.12%	03/01/2032		$1,720	1,732,992
STG Distribution LLC, PIK Term Loan, 7.25% PIK Rate, 5.09% Cash Rate (Acquired 10/03/2024-10/08/2025; Cost $3,414,250)(e)(g)(i)	7.25%	10/03/2029		3,572	3,450,039
Student Transportation of America Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.29%	06/10/2032		4,367	4,397,542
					36,364,801
Telecommunications–3.68%
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	7.42%	01/30/2031		10,078	10,163,291
Eagle Broadband Investments LLC (Mega Broadband), Term Loan (3 mo. Term SOFR + 3.00%)	7.26%	11/12/2027		9,463	9,121,722
Entrata, Inc., Term Loan (1 mo. Term SOFR + 3.00%)(e)	6.92%	09/20/2032		2,661	2,674,041
Genesys Cloud Services Holdings I LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.42%	01/26/2032		1,537	1,516,771
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. Term SOFR + 4.50%)	8.42%	09/27/2029		4,844	4,824,021
Level 3 Financing, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.17%	03/29/2032		14,330	14,376,056
Lumen Technologies, Inc.
Term Loan B-1 (1 mo. Term SOFR + 2.35%)	6.38%	04/15/2029		2	2,447
Term Loan B-2 (1 mo. Term SOFR + 2.35%)	6.38%	04/15/2030		644	641,021
Midcontinent Communications, Term Loan B (1 mo. Term SOFR + 2.50%)	6.45%	08/13/2031		1,188	1,191,044
MLN US HoldCo LLC (dba Mitel)
Term Loan A-1 (1 mo. Term SOFR + 4.00%) (Acquired 06/25/2025-11/24/2025; Cost $4,419,646)(e)(g)	7.95%	06/20/2028		4,496	4,412,824
Term Loan A-2 (1 mo. Term SOFR + 2.00%) (Acquired 06/20/2025-11/24/2025; Cost $15,024,944)(e)(g)	5.95%	06/20/2030		17,234	14,747,058
Voyage Digital (NC) Ltd. (New Zealand), Term Loan (3 mo. Term SOFR + 3.25%)	7.13%	05/11/2029		7,336	7,372,498
Windstream Services LLC, Term Loan B (1 mo. Term SOFR + 4.75%)(e)	8.77%	09/25/2031		8,917	8,928,587
Zayo Group Holdings, Inc., Term Loan (1 mo. Term SOFR + 3.61%)	7.53%	03/11/2030		1,162	1,105,428
					81,076,809
Utilities–2.86%
Alpha Generation LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	5.92%	09/30/2031		6,803	6,825,019
Astoria Energy LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.75%	06/16/2032		2,265	2,283,058
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. Term SOFR + 2.25%)	5.98%	01/27/2031		8,300	8,319,009
Cornerstone Generation LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.09%	10/28/2031		8,326	8,416,144
Covanta Holding Corp.
Incremental Term Loan B (1 mo. Term SOFR + 2.25%)	6.20%	11/30/2028		2,888	2,895,302
Incremental Term Loan C (1 mo. Term SOFR + 2.25%)	6.20%	11/30/2028		159	159,806
Term Loan B (1 mo. Term SOFR + 2.25%)	6.20%	01/31/2031		2,270	2,276,063
Eastern Power LLC, Term Loan (1 mo. Term SOFR + 5.25%)	9.17%	04/03/2028		4,404	4,438,759
Hamilton Projects Acquiror LLC, Term Loan (1 mo. Term SOFR + 2.50%)	6.42%	05/30/2031		2,497	2,518,532
Lackawanna Energy Center LLC, Term Loan (1 mo. Term SOFR + 3.00%)	7.01%	07/23/2032		4,438	4,469,732
Lightning Power LLC, Term Loan B (3 mo. Term SOFR + 2.25%)	6.25%	08/16/2031		11,473	11,538,266
Talen Energy Supply LLC
Incremental Term Loan (1 mo. Term SOFR + 2.50%)	6.35%	12/13/2031		1,814	1,820,982
Term Loan B (3 mo. Term SOFR + 2.50%)	6.35%	05/17/2030		6,967	6,995,050
					62,955,722
Total Variable Rate Senior Loan Interests (Cost $1,973,238,776)					1,915,989,565
			Shares
Common Stocks & Other Equity Interests–5.35%(j)
Aerospace & Defense–0.03%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-08/18/2014; Cost $145,528)(e)(g)				134	0
IAP Worldwide Services, Inc., Class A(e)(k)				134,338	134,338
IAP Worldwide Services, Inc.(e)(k)				838,949	453,032
					587,370
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Shares	Value
Automotive–0.02%
Cabonline, Class D (Acquired 10/30/2023; Cost $280,511) (Sweden)(e)(g)	312,441,524	$446,763
Cabonline, Class D1 (Acquired 10/30/2023; Cost $10) (Sweden)(e)(g)	10,996,102	1,171
Cabonline, Class D2 (Acquired 10/31/2023; Cost $8) (Sweden)(e)(g)	9,384,746	502
Dayco Products LLC (Acquired 06/16/2006-05/29/2008; Cost $104,068)(e)(g)	3,261	0
Dayco Products LLC (Acquired 06/16/2006-02/18/2014; Cost $1,275,974)(e)(g)	3,266	0
		448,436
Building & Development–0.00%
Lake at Las Vegas Joint Venture LLC, Class A (Acquired 04/28/2010-07/15/2010; Cost $664,569)(e)(g)	518	0
Lake at Las Vegas Joint Venture LLC, Class B (Acquired 06/30/2010; Cost $3,408,940)(e)(g)	4	0
		0
Business Equipment & Services–1.84%
Monitronics International, Inc. (Acquired 06/30/2023-10/27/2025; Cost $8,269,270)(e)(g)	415,367	18,176,460
My Alarm Center LLC, Class A (Acquired 03/09/2021-05/17/2024; Cost $5,987,242)(e)(g)(l)	68,686	22,251,579
		40,428,039
Cable & Satellite Television–0.13%
Altice France S.A. (France)	152,780	2,793,285
Chemicals & Plastics–0.00%
Flint Group (ColourOz Inv), Class A (Acquired 09/19/2023; Cost $0) (Germany)(e)(g)	35,089	0
Containers & Glass Products–0.28%
Libbey Glass LLC (Acquired 11/13/2020-09/05/2025; Cost $2,611,635)(e)(g)	570,527	6,173,102
Food Service–0.46%
Selecta Group B.V., Class A1 (Switzerland)(e)	68,203	7,980,411
Selecta Group B.V., Class A2 (Switzerland)(e)	18,133	2,121,737
		10,102,148
Forest Products–0.50%
NewLife Forest Restoration LLC(e)(l)	153,362	10,939,302
Home Furnishings–0.14%
Serta Simmons Bedding LLC (Acquired 06/29/2023; Cost $56,360)(g)	363,612	3,199,785
Industrial Equipment–0.00%
North American Lifting Holdings, Inc.	7,347	4,930
Leisure Goods, Activities & Movies–0.72%
Crown Finance US, Inc.	591,175	12,235,255
Hurtigruten Group AS (Acquired 02/12/2025; Cost $1,298,893) (Norway)(e)(g)	83,231	3,601,568
Hurtigruten Norway (Norway)(e)	16,764	133,143
Vue International Bidco PLC, Class A1 (Acquired 02/20/2024; Cost $0) (United Kingdom)(e)(g)	13,028	0
Vue International Bidco PLC, Class A2 (Acquired 02/20/2024; Cost $0) (United Kingdom)(e)(g)	6,631,073	8
Vue International Bidco PLC, Class A3 (Acquired 02/20/2024; Cost $0) (United Kingdom)(e)(g)	3,777,382	4
Vue International Bidco PLC, Class A4 (United Kingdom)(e)	2,633,368	3
		15,969,981
Lodging & Casinos–0.23%
Aimbridge Acquisition Co., Inc.(d)	67,574	4,578,139
Caesars Entertainment, Inc.(m)	19,983	465,004
		5,043,143
Oil & Gas–0.19%
McDermott International Ltd.(m)	189,415	4,072,423
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

			Shares	Value
Oil & Gas–(continued)
Samson Investment Co., Class A (Acquired 03/01/2017; Cost $4,259,838)(e)(g)			261,209	$33,957
				4,106,380
Radio & Television–0.05%
iHeartMedia, Inc., Class A(m)			306,089	1,202,930
iHeartMedia, Inc., Class B(e)(m)			29	98
				1,203,028
Retailers (except Food & Drug)–0.00%
Claire’s Stores, Inc.			692	71
Vivarte S.A.S.U. (France)(e)			241,195	0
				71
Surface Transport–0.14%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $1,212,169)(e)(g)			14,574	1,436,996
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 08/18/2023-08/20/2025; Cost $199,292)(e)(g)			384,952	240,595
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $1,274,332)(e)(g)			15,321	1,510,651
				3,188,242
Telecommunications–0.62%
MLN US HoldCo LLC (dba Mitel) (Acquired 06/20/2025; Cost $7,730,758)(e)(g)(l)			2,142,428	13,690,115
Total Common Stocks & Other Equity Interests (Cost $125,472,547)				117,877,357
	Interest Rate	Maturity Date	Principal Amount (000)(a)
U.S. Dollar Denominated Bonds & Notes–5.16%
Aerospace & Defense–0.17%
Rand Parent LLC (n)	8.50%	02/15/2030	$3,580	3,697,839
Building & Development–0.49%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (n)	5.75%	05/15/2026	549	549,136
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(n)	4.50%	04/01/2027	5,937	5,855,938
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(n)	6.75%	04/01/2032	805	822,853
QXO Building Products, Inc.(n)	6.75%	04/30/2032	1,789	1,872,754
Signal Parent, Inc. (Acquired 09/11/2023-09/27/2023; Cost $2,562,298)(e)(g)(n)	6.13%	04/01/2029	3,431	1,704,178
				10,804,859
Business Equipment & Services–0.75%
Allied Universal Holdco LLC (n)	7.88%	02/15/2031	5,976	6,296,774
Allied Universal Holdco LLC/Allied Universal Finance Corp.(n)	6.88%	06/15/2030	848	877,225
Boost Newco Borrower LLC(n)	7.50%	01/15/2031	7,243	7,697,317
Cloud Software Group, Inc.(n)	8.25%	06/30/2032	256	270,133
Cloud Software Group, Inc.(n)	6.63%	08/15/2033	468	467,621
Garda World Security Corp. (Canada)(n)	6.50%	01/15/2031	883	907,193
				16,516,263
Cable & Satellite Television–1.03%
Altice Financing S.A. (Altice-Int’l) (Luxembourg) (n)	5.75%	08/15/2029	2,188	1,462,689
Altice Financing S.A. (Altice-Int’l) (Luxembourg)(n)	5.00%	01/15/2028	11,665	7,808,259
Altice France S.A. (France)(n)	6.88%	07/15/2032	3,328	3,247,557
Altice France S.A. (France)(n)	6.88%	10/15/2030	3,846	3,793,702
Virgin Media Secured Finance PLC (United Kingdom)(n)	4.50%	08/15/2030	6,819	6,363,967
				22,676,174
Chemicals & Plastics–0.31%
SK Invictus Intermediate II S.a.r.l. (n)	5.00%	10/30/2029	7,007	6,902,543
Containers & Glass Products–0.01%
Clydesdale Acquisition Holdings, Inc. (n)	6.75%	04/15/2032	222	224,189
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–0.21%
Diebold Nixdorf, Inc. (n)	7.75%	03/31/2030		$894	$951,413
ION Platform Finance US, Inc.(n)	7.88%	09/30/2032		1,787	1,704,917
ION Platform Finance US, Inc./ION Platform Finance S.a.r.l.(n)	9.00%	08/01/2029		1,932	1,931,872
					4,588,202
Food Products–0.45%
Froneri Lux Finco S.a.r.l. (United Kingdom) (n)	6.00%	08/01/2032		1,635	1,652,081
Viking Baked Goods Acquisition Corp.(n)	8.63%	11/01/2031		8,240	8,345,999
					9,998,080
Health Care–0.28%
Global Medical Response, Inc. (n)	7.38%	10/01/2032		354	373,279
Opal Bidco SAS (France) (Acquired 03/31/2025; Cost $1,659,000)(g)(n)	6.50%	03/31/2032		1,659	1,711,559
Organon & Co./Organon Foreign Debt Co-Issuer B.V.(n)	6.75%	05/15/2034		4,537	4,088,501
					6,173,339
Industrial Equipment–0.51%
Chart Industries, Inc. (n)	7.50%	01/01/2030		5,405	5,638,437
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.(n)	6.63%	12/15/2030		5,423	5,626,921
					11,265,358
Insurance–0.65%
Acrisure LLC/Acrisure Finance, Inc. (n)	6.75%	07/01/2032		243	249,100
Acrisure LLC/Acrisure Finance, Inc.(n)	7.50%	11/06/2030		803	834,471
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(n)	6.50%	10/01/2031		2,988	3,077,536
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(n)	7.00%	01/15/2031		3,278	3,408,874
HUB International Ltd.(n)	7.25%	06/15/2030		1,606	1,684,132
Panther Escrow Issuer LLC(n)	7.13%	06/01/2031		4,874	5,044,086
					14,298,199
Lodging & Casinos–0.04%
Travel + Leisure Co. (n)	6.13%	09/01/2033		804	817,253
Publishing–0.03%
McGraw-Hill Education, Inc. (n)	7.38%	09/01/2031		585	607,126
Retailers (except Food & Drug)–0.16%
PetSmart LLC/PetSmart Finance Corp. (n)	7.50%	09/15/2032		3,493	3,528,482
Surface Transport–0.07%
Beacon Mobility Corp. (n)	7.25%	08/01/2030		1,463	1,532,288
Total U.S. Dollar Denominated Bonds & Notes (Cost $113,277,337)					113,630,194
Non-U.S. Dollar Denominated Bonds & Notes–1.83%(o)
Air Transport–0.22%
SGL Group ApS (Denmark) (3 mo. EURIBOR + 4.25%)(p)(q)	6.30%	02/24/2031	EUR	815	912,008
SGL Group ApS (Denmark) (3 mo. EURIBOR + 4.75%)(p)	6.77%	04/22/2030	EUR	3,500	3,973,413
					4,885,421
Automotive–0.25%
Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $823,678)(g)(n)	10.00%	03/19/2028	SEK	9,385	956,750
Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $1,706,620)(g)(n)	12.00%	03/19/2028	SEK	18,769	1,913,499
Cabonline Group Holding AB (Sweden) (Acquired 03/24/2022; Cost $3,855,248)(g)(h)(n)	0.00%	04/19/2029	SEK	36,287	1,671,926
Conceria Pasubio S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(n)(p)	6.50%	09/30/2028	EUR	917	898,636
					5,440,811
Electronics & Electrical–0.01%
Cerved Group S.p.A. (Italy) (3 mo. EURIBOR + 5.25%)(n)(p)	7.26%	02/15/2029	EUR	221	240,268
Financial Intermediaries–0.73%
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(n)(p)	7.51%	12/15/2029	EUR	9,750	11,173,287
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Financial Intermediaries–(continued)
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(n)(p)	7.51%	12/15/2029	EUR	4,250	$4,870,408
					16,043,695
Food Service–0.30%
Seagull Bidco Ltd. (Switzerland)(e)	15.00%	10/01/2030	EUR	5,660	6,567,594
Industrial Equipment–0.06%
Summer (BC) Holdco B S.a.r.l. (Luxembourg) (3 mo. EURIBOR + 4.25%)(n)(p)	6.31%	02/15/2030	EUR	1,285	1,418,517
Surface Transport–0.26%
Zenith Finco PLC (United Kingdom)(n)	6.50%	06/30/2027	GBP	4,906	4,896,167
Zenith Finco PLC (United Kingdom)(n)	6.50%	06/30/2027	GBP	846	844,304
					5,740,471
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $42,621,995)					40,336,777
			Shares
Preferred Stocks–0.52%(j)
Oil & Gas–0.00%
Southcross Energy Partners L.P., Pfd. (Acquired 05/07/2019-08/23/2019; Cost $566,509)(e)(g)				577,315	3,406
Surface Transport–0.52%
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $1,586,876)(e)(g)				68,517	6,755,776
Commercial Barge Line Co., Series B, Pfd.,Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $1,114,451)(e)(g)				48,119	4,744,534
					11,500,310
Total Preferred Stocks (Cost $3,267,836)					11,503,716

Money Market Funds–1.70%
Invesco Government & Agency Portfolio,Institutional Class, 3.91%(l)(r)				13,066,521	13,066,521
Invesco Treasury Portfolio,Institutional Class, 3.85%(l)(r)				24,266,936	24,266,936
Total Money Market Funds (Cost $37,333,457)					37,333,457
TOTAL INVESTMENTS IN SECURITIES–101.57% (Cost $2,295,211,948)					2,236,671,066
OTHER ASSETS LESS LIABILITIES–(1.57)%					(34,609,112)
NET ASSETS–100.00%					$2,202,061,954
Investment Abbreviations:
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

Notes to Consolidated Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	This variable rate interest will settle after November 30, 2025, at which time the interest rate will be determined.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(g)	Restricted security. The aggregate value of these securities at November 30, 2025 was $210,630,401, which represented 9.57% of the Fund’s Net Assets.
(h)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2025 was $1,884,210, which represented less than 1% of the Fund’s Net Assets.

(i)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(j)	Securities acquired through the restructuring of senior loans.
(k)	Acquired through direct lending. Direct loans may be subject to liquidity and interest rate risk and certain direct loans may be deemed illiquid.
(l)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,009,482	$54,784,492	$(56,727,453)	$-	$-	$13,066,521	$64,215
Invesco Treasury Portfolio, Institutional Class	27,875,292	101,742,627	(105,350,983)	-	-	24,266,936	223,041
Investments in Other Affiliates:
MLN US HoldCo LLC (dba Mitel)	12,361,809	-	-	1,328,306	-	13,690,115	-
My Alarm Center LLC, Class A	22,251,579	-	-	-	-	22,251,579	-
NewLife Forest Restoration LLC	13,225,927	-	-	(2,286,625)	-	10,939,302	-
Total	$90,724,089	$156,527,119	$(162,078,436)	$(958,319)	$-	$84,214,453	$287,256

(m)	Non-income producing security.
(n)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2025 was $142,513,956, which represented 6.47% of the Fund’s Net Assets.

(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2025.
(q)	Zero coupon bond issued at a discount.
(r)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/29/2025	Bank of New York Mellon (The)	USD	52,105,500	EUR	45,000,000	$188,451
12/29/2025	BNP Paribas S.A.	NOK	36,076,619	USD	3,588,277	22,959
12/29/2025	BNP Paribas S.A.	USD	59,124,789	EUR	50,973,906	111,365
12/29/2025	Canadian Imperial Bank of Commerce	USD	9,695,647	GBP	7,342,807	24,108
12/29/2025	Citibank, N.A.	USD	107,088	GBP	81,463	745
12/29/2025	Citibank, N.A.	USD	5,596,590	SEK	53,229,093	50,931
12/29/2025	Morgan Stanley and Co. International PLC	USD	57,426,876	EUR	49,500,000	96,470
12/29/2025	Royal Bank of Canada	USD	3,529,031	NOK	36,076,619	36,287
12/29/2025	State Street Bank & Trust Co.	SEK	51,985,624	USD	5,529,083	13,492
12/29/2025	Toronto-Dominion Bank (The)	USD	1,971,491	GBP	1,500,000	14,075
Subtotal—Appreciation						558,883
Currency Risk
01/30/2026	Bank of New York Mellon (The)	EUR	45,000,000	USD	52,197,885	(181,120)
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/29/2025	BNP Paribas S.A.	EUR	48,007,678	USD	55,696,179	$(92,957)
01/30/2026	BNP Paribas S.A.	EUR	50,973,906	USD	59,229,285	(103,215)
01/30/2026	BNP Paribas S.A.	SEK	657,132	USD	69,823	(21)
01/30/2026	Canadian Imperial Bank of Commerce	GBP	7,342,807	USD	9,695,876	(23,678)
01/30/2026	Citibank, N.A.	SEK	53,229,093	USD	5,607,375	(50,133)
01/30/2026	Morgan Stanley and Co. International PLC	EUR	45,000,000	USD	52,294,005	(85,000)
12/29/2025	Royal Bank of Canada	EUR	48,014,880	USD	55,786,568	(10,937)
12/29/2025	Royal Bank of Canada	GBP	8,742,002	USD	11,511,442	(60,442)
12/29/2025	Royal Bank of Canada	SEK	563,085	USD	59,080	(663)
01/30/2026	Royal Bank of Canada	NOK	36,076,618	USD	3,528,553	(36,211)
12/29/2025	State Street Bank & Trust Co.	EUR	1,436,469	USD	1,659,085	(10,219)
12/29/2025	State Street Bank & Trust Co.	GBP	182,268	USD	238,499	(2,771)
12/29/2025	State Street Bank & Trust Co.	SEK	680,384	USD	71,871	(316)
12/29/2025	Toronto-Dominion Bank (The)	EUR	48,014,880	USD	55,683,230	(114,275)
Subtotal—Depreciation						(771,958)
Total Forward Foreign Currency Contracts						$(213,075)

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
NOK	—Norwegian Krone
SEK	—Swedish Krona
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$1,640,943,944	$275,045,621	$1,915,989,565
Common Stocks & Other Equity Interests	5,740,357	22,811,465	89,325,535	117,877,357
U.S. Dollar Denominated Bonds & Notes	—	111,926,016	1,704,178	113,630,194
Non-U.S. Dollar Denominated Bonds & Notes	—	33,769,183	6,567,594	40,336,777
Preferred Stocks	—	—	11,503,716	11,503,716
Money Market Funds	37,333,457	—	—	37,333,457
Total Investments in Securities	43,073,814	1,809,450,608	384,146,644	2,236,671,066
Other Investments - Assets*
Investments Matured	—	—	959,328	959,328
Forward Foreign Currency Contracts	—	558,883	—	558,883
	—	558,883	959,328	1,518,211
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(771,958)	—	(771,958)
Total Other Investments	—	(213,075)	959,328	746,253
Total Investments	$43,073,814	$1,809,237,533	$385,105,972	$2,237,417,319

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended November 30, 2025:
	Value 08/31/25	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 11/30/25
Variable Rate Senior Loan Interests	$224,108,551	$30,960,661	$(13,352,008)	$529,555	$(993,659)	$(444,643)	$54,799,649	$(20,562,485)	$275,045,621
Common Stocks & Other Equity Interests	92,166,768	446,661	—	—	—	(1,118,076)	2,256,279	(4,426,097)	89,325,535
Preferred Stocks	12,128,885	—	—	—	—	(625,169)	—	—	11,503,716
Non-U.S. Dollar Denominated Bonds & Notes	11,562,739	—	(4,929,035)	22,979	(3,940,079)	3,850,990	—	—	6,567,594
U.S. Dollar Denominated Bonds & Notes	—	—	—	49,136	—	402,727	1,252,315	—	1,704,178
Investments Matured	8,135	143,914	—	181,724	—	(4,112,802)	4,738,357	—	959,328
Total	$339,975,078	$31,551,236	$(18,281,043)	$783,394	$(4,933,738)	$(2,046,973)	$63,046,600	$(24,988,582)	$385,105,972
*Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.
Invesco Floating Rate ESG Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 11/30/25	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Variable Rate Senior Loan Interests	$ 275,045,621	Comparable Companies	EBITDA Multiple	3.25x - 5.50x	4.16x
		Discounted Cash Flow Model	Discount Rate	16.09% - 20.00%	14.14%
		Third-Party Pricing	Broker Quote	100.00% - 112.99% of Par	103.08% of Par
		Transaction Value	Liquidation Value	8.50x	-
Common Stocks & Other Equity Interests	89,325,535	Comparable Companies	EBITDA Multiple	3.63x - 6.00x	5.08x
Preferred Stocks	11,503,716	Comparable Companies	EBITDA Multiple	8.75x	-
Non-U.S. Dollar Denominated Bonds & Notes	6,567,594	Third-Party Pricing	Broker Quote	100.00% of Par	-
U.S. Dollar Denominated Bonds & Notes	1,704,178	Comparable Companies	EBITDA Multiple	7.50x	-
Investments Matured	959,328	Expected Recovery	Anticipated Proceeds	14.00% of Par	-
Total	$ 385,105,972
Invesco Floating Rate ESG Fund